Provisions and Other Liabilities - Timing of Future Payments in Respect of Unfunded Pension and Other Post-employment Benefit Plans (Detail) € in Millions	12 Months Ended
Dec. 31, 2018 EUR (€)
Disclosure of defined benefit plans [line items]
Expected timing of payments in respect of unfunded pension and other post-employment benefit plans	€ 1,060
Less than 1 year [member]
Disclosure of defined benefit plans [line items]
Expected timing of payments in respect of unfunded pension and other post-employment benefit plans	62
1 to 3 years [member]
Disclosure of defined benefit plans [line items]
Expected timing of payments in respect of unfunded pension and other post-employment benefit plans	115
3 to 5 years [member]
Disclosure of defined benefit plans [line items]
Expected timing of payments in respect of unfunded pension and other post-employment benefit plans	118
More than 5 years [member]
Disclosure of defined benefit plans [line items]
Expected timing of payments in respect of unfunded pension and other post-employment benefit plans	€ 765